Dividends Per Share	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Dividends Per Share
41	DIVIDENDS PER SHARE
The dividends recognized by the Company for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	Dividends per share	Aggregate amount

	(In yen)	(In millions)
For the fiscal year ended March 31, 2023:
Common stock	¥220	¥301,627
For the fiscal year ended March 31, 2022:
Common stock	¥200	¥274,127
For the fiscal year ended March 31, 2021:
Common stock	¥195	¥267,144
The Company proposed to the shareholders the distribution of a dividend of ¥125 per share of common stock totaling ¥168,078 million in respect of the fiscal year ended March 31, 2023. The dividend is subject to the approval at the general meeting of shareholders on June 29, 2023 The consolidated financial statements for the fiscal year ended March 31, 2023 do not include this dividend.